Expense Example - LVIP SSGA Conservative Structured Allocation Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	58	183	318	714	84	262	455	1,014